Segmentation (Tables)	12 Months Ended
Dec. 31, 2023
Segmentation [Abstract]
Summary Of The Amount Of Revenue From These Customers	The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2023		2022		2021
Customer A	—	*	—	*	23,974
Customer B	—	*	—	*	— *
Customer C	—	*	—	*	— *
Customer D	15,585		51,424		24,566
Total	15,585		51,424		48,540
*This customer's revenue contribution was less than 10% of the total revenue of the respective year.

Summary Of The Amount Of Revenue From External Customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2023	2022	2021
The Netherlands	73,737	46,302	29,689
Belgium	21,364	10,692	4,358
Germany	22,553	15,045	14,477
France	23,289	55,815	32,098
Other	4,510	6,046	5,669
Total	145,453	133,900	86,291

Summary Of The Amount Of Total Non-current Assets
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2023	December 31, 2022
The Netherlands	101,934	109,851
Belgium	14,609	8,778
Germany	85,179	43,510
France	41,136	32,675
Other	31,570	12,369
Total	274,428	207,183